SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Leases
Cash paid for operating lease liabilities	$ 22	$ 1,363	$ 547	$ 1,233